Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 84.8%
Government National Mortgage Association:
2.0%, 1/1/2052 (a)	180,600,000	182,223,594
2.5%, 1/1/2052 (a)	255,000,000	261,303,600
3.0%, with various maturities from 9/15/2042 until 1/1/2052 (a)	279,322,403	289,865,368
3.5%, with various maturities from 11/20/2041 until 12/20/2051	172,071,901	182,869,904
4.0%, with various maturities from 8/20/2040 until 12/20/2047	27,040,777	28,964,010
4.25%, with various maturities from 5/15/2041 until 9/15/2041	435,992	461,555
4.49%, with various maturities from 6/15/2041 until 7/15/2041	308,603	331,048
4.5%, with various maturities from 8/15/2039 until 4/15/2041	11,483,723	12,971,292
4.55%, 1/15/2041	546,317	602,698
4.625%, 5/15/2041	206,245	223,853
5.0%, with various maturities from 3/20/2029 until 7/20/2041	21,751,220	24,083,881
5.5%, with various maturities from 1/15/2034 until 6/15/2042	29,146,050	33,128,776
6.0%, with various maturities from 12/15/2022 until 1/15/2039	8,471,077	9,772,377
6.5%, with various maturities from 6/20/2032 until 3/20/2039	5,224,528	6,117,301
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,293,854	1,475,974
7.5%, with various maturities from 6/20/2022 until 8/20/2032	57,104	66,162
Total Government National Mortgage Association (Cost $1,029,767,711)		1,034,461,393

Asset-Backed 17.1%
Automobile Receivables 14.0%
AmeriCredit Automobile Receivables Trust:
“A2”, Series 2021-2, 0.26%, 11/18/2024	6,593,663	6,582,180
“A2”, Series 2020-3, 0.42%, 3/18/2024	4,638,904	4,639,337
“A3”, Series 2019-1, 2.97%, 11/20/2023	51,852	51,904
“D”, Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,740,068
Canadian Pacer Auto Receivables Trust, “A3”, Series 2019-1A, 144A, 2.8%, 10/19/2023	2,642,419	2,660,923
CPS Auto Receivables Trust:
“A”, Series 2021-C, 144A, 0.33%, 7/15/2024	9,199,175	9,193,530
“A”, Series 2021-A, 144A, 0.35%, 1/16/2024	876,324	876,179
“A”, Series 2021-B, 144A, 0.37%, 3/17/2025	7,323,688	7,318,771
DT Auto Owner Trust, “A”, Series 2021-1A, 144A, 0.35%, 1/15/2025	2,852,304	2,850,226
Flagship Credit Auto Trust:
“A”, Series 2020-3, 144A, 0.7%, 4/15/2025	9,139,921	9,147,352
“C”, Series 2018-2, 144A, 3.89%, 9/16/2024	6,952,706	7,021,666
Foursight Capital Automobile Receivables Trust:
“A2”, Series 2021-1, 144A, 0.4%, 8/15/2024	3,028,687	3,027,741
“A3”, Series 2020-1, 144A, 2.05%, 10/15/2024	7,517,269	7,543,395
GLS Auto Receivables Issuer Trust, “A”, Series 2021-4A, 144A, 0.84%, 7/15/2025	25,000,000	24,994,895
GM Financial Automobile Leasing Trust, “A2A”, Series 2020-2, 0.71%, 10/20/2022	37,556	37,563
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	19,690,893
Hyundai Auto Lease Securitization Trust, “A2”, Series 2020-B, 144A, 0.36%, 1/17/2023	3,094,643	3,094,678
Mercedes-Benz Auto Lease Trust, “A3”, Series 2020-B, 0.4%, 11/15/2023	5,000,000	4,994,023
Mercedes-Benz Auto Receivables Trust, “A3”, Series 2020-1, 0.55%, 2/18/2025	6,000,000	5,996,629
Santander Drive Auto Receivables Trust, “A2”, Series 2021-2, 0.28%, 4/15/2024	4,454,680	4,453,895
Santander Retail Auto Lease Trust, “A3”, Series 2020-B, 144A, 0.57%, 4/22/2024	18,273,000	18,205,659
Tesla Auto Lease Trust Tesla, “A2”, Series 2020-A, 144A, 0.55%, 5/22/2023	1,074,654	1,074,873
United Auto Credit Securitization Trust, “A”, Series 2021-1, 144A, 0.34%, 7/10/2023	3,940,757	3,940,245

World Omni Auto Receivables Trust, “A2A”, Series 2020-B, 0.55%, 7/17/2023	349,748	349,805
World Omni Automobile Lease Securitization Trust, “A2”, Series 2021-A, 0.21%, 4/15/2024	8,932,251	8,910,278
World Omni Select Auto Trust:
“A2”, Series 2021-A, 0.29%, 2/18/2025	4,250,000	4,238,214
“A2”, Series 2020-A, 0.47%, 6/17/2024	1,673,887	1,674,259
		170,309,181
Miscellaneous 3.1%
Dell Equipment Finance Trust:
“A2”, Series 2021-1, 144A, 0.33%, 5/22/2026	10,934,545	10,925,924
“A2”, Series 2020-2, 144A, 0.47%, 10/24/2022	2,714,582	2,715,780
HPEFS Equipment Trust:
“A2”, Series 2021-1A, 144A, 0.27%, 3/20/2031	9,571,175	9,561,830
“A2”, Series 2020-2A, 144A, 0.65%, 7/22/2030	2,036,855	2,037,180
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	7,000,000	7,051,400
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	5,615,858	5,693,388
Verizon Owner Trust, “A1A”, Series 2018-A, 3.23%, 4/20/2023	40,866	40,930
		38,026,432
Total Asset-Backed (Cost $208,159,459)		208,335,613

Collateralized Mortgage Obligations 11.7%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1-month USD-LIBOR + 0.95%, 1.052% (b), 4/25/2049	1,685,771	1,693,014
Federal Home Loan Mortgage Corp.:
“CZ”, Series 4113, 3.0%, 9/15/2042	1,706,852	1,685,706
“MK”, Series 2996, 5.5%, 6/15/2035	5,749,873	6,457,643
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	6,247,272	1,258,541
Federal National Mortgage Association:
“FE”, Series 2018-94, 1-month USD-LIBOR + 0.4%, 0.502% (b), 1/25/2049	1,126,488	1,129,604
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,229,006
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,001,020	1,127,639
“IO”, Series 2016-26, Interest Only, 5.0%, 5/25/2046	15,551,505	2,629,402
“PG”, Series 2005-27, 5.5%, 4/25/2035	5,327,152	6,015,018
“LA”, Series 2005-83, 5.5%, 10/25/2035	5,243,394	5,851,822
“OM”, Series 2005-87, 5.5%, 10/25/2035	5,664,731	6,303,868
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	6,057,545	873,314
“UC”, Series 2005-79, 5.75%, 9/25/2035	4,501,918	5,033,329
“PG”, Series 2006-103, 6.0%, 10/25/2036	3,918,865	4,375,559
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	153,675	31,660
“QM”, Series 2006-44, 6.5%, 6/25/2036	7,498,947	8,493,712
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	603,767
Government National Mortgage Association:
“FY”, Series 2015-80, 1-month USD-LIBOR + 0.27%, 0.374% (b), 3/20/2043	6,356,228	6,367,433
“FA”, Series 2013-111, 1-month USD-LIBOR + 0.3%, 0.404% (b), 7/20/2043	9,210,075	9,244,752
“FK”, Series 2013-113, 1-month USD-LIBOR + 0.35%, 0.454% (b), 8/20/2043	5,818,749	5,852,835
“KF”, Series 2011-74, 1-month USD-LIBOR + 0.4%, 0.508% (b), 6/16/2039	7,136,799	7,200,490
“EF”, Series 2013-124, 1-month USD-LIBOR + 0.5%, 0.604% (b), 4/20/2039	1,191,547	1,193,424
“QE”, Series 2021-159, 2.0%, 9/20/2051	12,504,912	12,565,477
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	4,078,476	166,127
“Q”, Series 2015-141, 3.0%, 7/20/2045	4,772,570	4,993,829
“JZ”, Series 2017-110, 3.0%, 7/20/2047	3,995,216	4,180,176
“EA”, Series 2018-5, 3.0%, 10/20/2047	3,878,263	4,056,535
“XZ”, Series 2020-122, 3.0%, 8/20/2050	327,839	350,693
“AC”, Series 2020-191, 3.0%, 12/20/2050	8,753,183	9,079,758
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,051,194	50,570
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	8,490,561	1,063,075

“IP”, Series 2015-50, Interest Only, 4.0%, 9/20/2040	2,320,856	24,146
“ZC”, Series 2003-86, 4.5%, 10/20/2033	355,314	381,520
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,953,004	2,171,102
“S”, Series 2013-134, Interest Only, 5.6% minus 1-month USD-LIBOR, 5.496% (b), 9/20/2043	9,517,879	1,481,568
“PC”, Series 2003-19, 5.5%, 3/16/2033	687,850	776,049
“Z”, Series 2006-12, 5.5%, 3/20/2036	154,263	183,903
“DZ”, Series 2009-106, 5.5%, 11/20/2039	281,406	357,529
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	3,666,045	732,868
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	264,776	55,448
“SG”, Series 2017-60, Interest Only, 6.47% minus 1-month USD-LIBOR, 6.366% (b), 2/20/2038	10,181,604	2,135,566
“SD”, Series 2017-60, Interest Only, 6.52% minus 1-month USD-LIBOR, 6.416% (b), 2/20/2038	6,111,247	1,308,643
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	360,805	74,171
JPMorgan Mortgage Trust:
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 0.7% (b), 6/25/2051	4,200,454	4,187,282
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 0.892% (b), 7/25/2050	1,342,885	1,341,551
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 0.992% (b), 5/25/2050	2,404,900	2,407,166
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,994,905	3,022,793
Sequoia Mortgage Trust, “A1”, Series 2019-CH1, 144A, 4.5%, 3/25/2049	878,976	881,560
Total Collateralized Mortgage Obligations (Cost $142,668,807)		142,680,643

U.S. Government Agency Sponsored Pass-Throughs 5.8%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	43,698	48,668
Federal National Mortgage Association:
2.0%, 1/1/2052 (a)	63,000,000	62,815,536
3.0%, 2/1/2047	6,344,572	6,679,804
5.0%, 7/1/2044	1,603,398	1,799,936
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $71,130,743)		71,343,944

Short-Term U.S. Treasury Obligations 1.3%
U.S. Treasury Bills:
0.053% (c), 5/19/2022 (d) (e)	4,000,000	3,998,523
0.056% (c), 5/19/2022	2,000,000	1,999,262
0.225% (c), 11/3/2022	10,000,000	9,977,678
Total Short-Term U.S. Treasury Obligations (Cost $15,979,629)		15,975,463
	Shares	Value ($)

Cash Equivalents 39.0%
DWS Central Cash Management Government Fund, 0.05% (f) (Cost $475,853,425)	475,853,425	475,853,425

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,943,559,774)	159.7	1,948,650,481
Other Assets and Liabilities, Net	(59.7)	(728,804,076)
Net Assets	100.0	1,219,846,405
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Cash Equivalents 39.0%
DWS Central Cash Management Government Fund, 0.05% (f)
461,982,902	412,593,316	398,722,793	—	—	43,623	—	475,853,425	475,853,425
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At December 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At December 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2022	105	13,722,611	13,699,219	(23,392)
Ultra Long U.S. Treasury Bond	USD	3/22/2022	150	28,984,861	29,568,750	583,889
Total net unrealized appreciation						560,497

At December 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	3/31/2022	410	49,327,112	49,600,391	(273,279)
U.S. Treasury Long Bond	USD	3/22/2022	379	59,700,390	60,805,813	(1,105,423)
Total unrealized depreciation						(1,378,702)
At December 31, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/21/2019/2/21/2023	15,800,000	USD	(369,954)	—	(369,954)
Fixed — 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/30/2019/5/31/2022	7,700,000	USD	(70,896)	—	(70,896)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	104,100,000	USD	402,817	5,966	396,851
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	23,100,000	USD	249,008	(404)	249,412
Total net unrealized appreciation							205,413
β	3-month LIBOR rate as of December 31, 2021 is 0.209%.
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$1,034,461,393	$—	$1,034,461,393
Asset-Backed (a)	—	208,335,613	—	208,335,613
Collateralized Mortgage Obligations	—	142,680,643	—	142,680,643
U.S. Government Agency Sponsored Pass-Throughs	—	71,343,944	—	71,343,944
Short-Term U.S. Treasury Obligations	—	15,975,463	—	15,975,463
Short-Term Investments	475,853,425	—	—	475,853,425
Derivatives (b)
Futures Contracts	583,889	—	—	583,889
Interest Rate Swap Contracts	—	646,263	—	646,263
Total	$476,437,314	$1,473,443,319	$—	$1,949,880,633
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,402,094)	$—	$—	$(1,402,094)
Interest Rate Swap Contracts	—	(440,850)	—	(440,850)
Total	$(1,402,094)	$(440,850)	$—	$(1,842,944)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ 205,413	$ (818,205)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH1
R-080548-1 (1/23)